Advance to Supplier (Tables)	12 Months Ended
Mar. 31, 2026
Advance to Supplier [Abstract]
Schedule of Advance to Supplier
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Advance to supplier	800,000	3,043,674	2,359,304